Return Stacked Global Stocks & Bonds ETF
Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 89.5%	Shares	Value
Vanguard Total International Stock ETF (a)	1,499,477	$95,756,601
Vanguard Total Stock Market ETF (a)	501,616	136,850,877
TOTAL EXCHANGE TRADED FUNDS (Cost $221,338,602)		232,607,478

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
First American Government Obligations Fund - Class X, 4.25% (b)	13,377,557	13,377,557
TOTAL SHORT-TERM INVESTMENTS (Cost $13,377,557)		13,377,557

TOTAL INVESTMENTS - 94.7% (Cost $234,716,159)		245,985,035
Other Assets in Excess of Liabilities - 5.3%		13,791,691
TOTAL NET ASSETS - 100.0%		$259,776,726
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Return Stacked Global Stocks & Bonds ETF
Schedule of Futures Contracts
April 30, 2025 (Unaudited)

The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	91	06/20/2025	$25,420,850	$(169,610)
U.S. Treasury 10 Year Notes	543	06/18/2025	60,934,781	1,556,364
U.S. Treasury 2 Year Notes	291	06/30/2025	60,571,195	623,349
U.S. Treasury 5 Year Notes	558	06/30/2025	60,930,985	1,382,151
U.S. Treasury Long Bonds	525	06/18/2025	61,228,125	883,114
Net Unrealized Appreciation (Depreciation)				$4,275,368

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Return Stacked Global Stocks & Bonds ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$232,607,478	$–	$–	$232,607,478
Money Market Funds	13,377,557	–	–	13,377,557
Total Investments	$245,985,035	$–	$–	$245,985,035

Other Financial Instruments: (a)
Futures Contracts	4,444,978	–	–	4,444,978
Total Other Financial Instruments	$4,444,978	$–	$–	$4,444,978

Liabilities:
Other Financial Instruments: (a)
Futures Contracts	(169,610)	–	–	(169,610)
Total Other Financial Instruments	$(169,610)	$–	$–	$(169,610)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments for further disaggregation of investment categories.